Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (12,406)	$ (3,830)
Intangible assets, net	$ 80,729	55,480
Credit rating system[Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	10 years
Intangible assets, gross	$ 57,989	54,337
Software license [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	3 years
Intangible assets, gross	$ 5,306	4,973
Loan platform [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life years	10 years
Intangible assets, gross	$ 29,839